Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
April 28, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

Going forward, Spartan Total Market Index's performance will be compared to, and the index named in the fund's investment strategies and 80% name test policy will be, the Dow Jones Wilshire 5000 Composite IndexSM  as a result of the recent alliance between Wilshire Associates Incorporated and Dow Jones Indexes.

The Dow Jones Wilshire 5000 Composite Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Going forward, Spartan Extended Market Index's performance will be compared to, and the index named in the fund's investment strategies and 80% name test policy will be, the Dow Jones Wilshire 4500 Completion IndexSM  as a result of the recent alliance between Wilshire Associates Incorporated and Dow Jones Indexes.

The Dow Jones Wilshire 4500 Completion Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data, except those included in the Standard & Poor's 500SM Index.

SIF-04-02 September 17, 2004
1.717993.120

The following information replaces the information in the "Annual operating expenses (paid from fund assets)" table on page 8.

Annual operating expenses (paid from fund assets)

Spartan Total Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.16%
	Total annual fund operating expensesA	0.40%
Spartan Extended Market Index	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.20%
	Total annual fund operating expensesA	0.44%
Spartan International Index	Management fee	0.34%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.26%
	Total annual fund operating expensesA	0.60%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed 0.10%. These arrangements may be discontinued by FMR at any time.

The following information replaces the information in the "Minimums" table on page 15.

Minimums
Initial Purchase	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000

Supplement to the
Fidelity® U.S. Bond Index Fund
April 28, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Fidelity® U.S. Bond Index Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

UBI-04-01 September 17, 2004
1.479318.106

Supplement to the
Spartan® U.S. Equity Index Fund
April 28, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Spartan® U.S. Equity Index Fund will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the similar information found under the heading "Fee Table" on page 5.

Annual operating expenses (paid from fund assets)

Management fee	0.24%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%
Total annual fund operating expensesA	0.40%

A Effective August 31, 2004, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.10%. This arrangement may be discontinued by FMR at any time.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" beginning on page 16.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in April and December.

UEI-04-02 September 17, 2004
1.717991.114